Fees Summary	Nov. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,338,645
Previously Paid Amount	0
Total Fee Amount	461.07
Total Offset Amount	0
Net Fee	$ 461.07